THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 78.6%	Shares	Value

AUSTRALIA — 3.7%

Newcrest Mining, Ltd.	4,508,749	$79,983,383

BRAZIL — 1.5%

Centrais Eletricas Brasileiras SA	4,010,611	32,754,913

CANADA — 18.3%

Aris Mining Corp. (A)	4,345,596	10,941,022

Artemis Gold, Inc. * † (A)	5,780,491	22,882,617

Barrick Gold Corp.	1,784,678	30,857,083

Bear Creek Mining Corp. * (A)	3,625,815	1,512,303

Cameco Corp. *	498,916	17,541,887

Denison Mines Corp. *	4,357,142	5,683,300

Dundee Corp., Cl A * (A)(B)	2,419,423	2,348,509

Equinox Gold Corp. * (A)	7,366,879	38,659,843

Fission Uranium Corp. * (A)	23,309,500	11,136,378

Gabriel Resources, Ltd. * † (A)(B)	60,679,056	16,565,776

IAMGOLD *	7,515,486	20,442,122

International Tower Hill Mines, Ltd. * (A)(B)	6,548,183	2,652,014

Ivanhoe Mines, Ltd., Cl A *	2,769,100	29,357,311

MEG Energy Corp. *	401,438	7,157,174

NexGen Energy, Ltd. *	4,300,122	21,098,691

Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	849,961

Northern Dynasty Minerals, Ltd. (USD) *	15,400,762	4,467,761

Novagold Resources, Inc. *	4,980,934	22,464,012

Pan American Silver Corp.	1,581,860	26,775,198

Perpetua Resources * (A)	2,329,638	8,806,032

Sandstorm Gold, Ltd.	1,142,031	6,338,272

Seabridge Gold, Inc. (CAD) *	1,422,848	18,127,514

Seabridge Gold, Inc. (USD) * (A)	1,187,564	15,153,317

Sprott, Inc.	304,593	10,151,945

Western Copper & Gold Corp. *	2,673,969	4,258,397

Wheaton Precious Metals Corp.	951,819	42,670,046

		398,898,485

CHINA — 4.9%

CGN Power Co., Ltd., Cl H (C)	168,194,000	41,191,776

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued

China Communications Services, Cl H	42,846,000	$20,327,251

China Shenhua Energy Co., Ltd., Cl H	3,599,500	10,753,869

Guangshen Railway Co., Ltd., Cl H * (A)	46,838,679	12,311,902

Hi Sun Technology China, Ltd. * (A)(B)	68,610,000	5,366,411

PAX Global Technology, Ltd.	1,027,000	832,251

Shanghai Electric Group Co., Ltd., Cl H *	44,488,000	10,838,349

Sinopec Engineering Group, Cl H	11,534,000	5,191,032

		106,812,841

FRANCE — 0.2%

Carrefour SA	255,418	5,108,360

GERMANY — 1.3%

BASF	105,565	5,660,698

K+S	1,146,240	21,834,643

		27,495,341

HONG KONG — 2.5%

CK Hutchison Holdings, Ltd.	3,983,000	24,565,298

First Pacific	32,514,000	11,756,720

Luks Group Vietnam Holdings Co., Ltd. (A)(B)	9,255,000	1,222,307

WH Group, Ltd.	29,659,500	16,048,813

		53,593,138

JAPAN — 6.7%

Fukuda Corp. (A)	212,500	7,446,051

Icom, Inc.	101,500	2,023,365

Inpex Corp.	662,800	8,537,455

Japan Petroleum Exploration Co., Ltd.	311,600	10,688,560

Kamigumi Co., Ltd.	665,950	15,438,113

Kato Sangyo Co., Ltd.	199,200	5,460,795

KYORIN Pharmaceutical Holdings, Inc. (A)	1,707,600	21,281,234

Medipal Holdings	328,300	5,622,626

Mitsubishi Corp.	236,400	12,072,161

Mitsui & Co., Ltd.	161,700	6,297,963

Suzuken Co., Ltd.	874,300	25,497,984

Tachi-S Co., Ltd., Cl S	372,700	4,076,345

Toho Holdings Co., Ltd.	273,400	5,330,978

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued

West Japan Railway Co.	381,200	$15,656,357

		145,429,987

KAZAKHSTAN — 3.8%

Halyk Savings Bank of Kazakhstan JSC GDR (B)	1,802,476	25,811,457

NAC Kazatomprom JSC GDR (B)	1,014,983	27,455,290

NAC Kazatomprom JSC GDR (B)(C)	1,110,803	30,047,221

		83,313,968

LEBANON — 0.1%

Solidere ADR *(B)(D)	174,732	2,099,405

MALAYSIA — 0.3%

Genting Plantations BHD	1,491,000	2,020,406

Oriental Holdings (B)	3,509,400	4,996,750

		7,017,156

RUSSIA — 3.9%

Etalon Group GDR * (A)(B)(D)	12,510,957	3,813,340

Federal Grid - Rosseti PJSC *(B)(D)	17,511,927,373	6,928,425

Gazprom PJSC *(B)(D)	25,899,221	14,920,541

Lenta International PJSC GDR *(B)(D)	6,287,850	3,399,212

LSR Group PJSC, Cl A (B)(D)	1,673,664	4,238,976

Moscow Exchange MICEX-RTS PJSC (B)(D)	14,084,614	6,120,935

Polyus PJSC GDR *(B)(D)	613,103	12,049,313

RusHydro PJSC (B)(D)	6,529,118,388	18,281,532

Sberbank of Russia PJSC (B)(D)	12,648,865	10,955,916

VTB Bank PJSC *(B)(D)	47,423,109,862	4,031,610

		84,739,800

SINGAPORE — 3.6%

First Resources, Ltd.	17,874,500	20,297,421

Golden Agri-Resources, Ltd.	280,261,700	52,690,675

Yoma Strategic Holdings, Ltd. * (A)(B)	66,818,200	5,024,869

		78,012,965

SOUTH AFRICA — 4.1%

Gold Fields, Ltd.	1,454,022	22,351,307

Harmony Gold Mining Co., Ltd.	64,096	275,792

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH AFRICA — continued

Harmony Gold Mining Co., Ltd. ADR	6,627,122	$28,430,353

Impala Platinum Holdings, Ltd.	5,435,870	39,210,302

		90,267,754

SOUTH KOREA — 14.3%

DL E&C Co., Ltd.	572,065	13,733,330

GS Holdings	352,459	10,424,591

Hana Financial Group	357,008	11,007,268

Hankook Tire Worldwide Co., Ltd.	1,360,215	12,250,632

Hyundai Department Store Co. (A)	616,810	26,808,359

Korea Electric Power Corp. *	2,254,879	33,982,839

Korea Electric Power Corp. ADR *	232,125	1,764,150

Korean Reinsurance	1,426,336	7,732,304

KT Corp.	2,486,482	57,546,165

KT Corp. ADR	2,924,985	34,310,074

LG Corp.	425,753	27,890,304

LG Uplus Corp.	7,654,631	60,112,859

Lotte Chemical Corp.	66,189	7,820,236

LX Holdings	417,447	2,718,244

PHA Co., Ltd.	420,687	3,488,535

		311,589,890

SRI LANKA — 0.2%

Hemas Holdings PLC (A)(B)	16,019,905	3,797,865

THAILAND — 0.5%

Kasikornbank PLC	2,959,100	10,892,790

UKRAINE — 0.8%

Astarta Holding NV (A)(B)	659,000	5,346,823

MHP SE (LSE Shares) GDR *(B)	3,341,866	11,997,298

MHP SE (USD Shares) GDR * (A)(B)(C)	44,627	160,211

		17,504,332

UNITED KINGDOM — 1.1%

Yellow Cake PLC * (A)(C)	4,546,254	25,181,443

UNITED STATES — 6.8%

Air Lease Corp., Cl A	113,738	4,815,667

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED STATES — continued

Ivanhoe Electric *	488,596	$7,944,571

Range Resources Corp.	1,366,866	42,960,598

Royal Gold, Inc.	206,908	24,857,927

SkyWest, Inc. *	134,760	5,928,092

Southwestern Energy Co. *	9,430,530	61,109,835

		147,616,690

TOTAL COMMON STOCK

(Cost $1,793,831,767)		1,712,110,506

PREFERRED STOCK — 3.8%

BRAZIL — 1.4%

Petroleo Brasileiro 0.000%(E)	4,659,900	30,666,897

CANADA — 0.1%

Gabriel Resources, Ltd. 0.000%* (A)(B)(E)	4,960,582	1,354,271

Gabriel Resources, Ltd. 0.000%* (A)(B)(E)	3,471,971	947,871

		2,302,142

GERMANY — 0.6%

Draegerwerk & KGaA 0.900%(A)	263,336	13,231,946

SOUTH KOREA — 1.7%

Hyundai Motor Co. 4.170%	141,440	11,895,319

Hyundai Motor Co., Series 2 4.170%	304,672	25,910,206

		37,805,525

TOTAL PREFERRED STOCK

(Cost $65,817,756)		84,006,510

UNIT TRUST FUND — 2.2%

CANADA — 2.2%

Sprott Physical Uranium Trust *	3,648,303	47,421,160

TOTAL UNIT TRUST FUND

(Cost $28,224,587)		47,421,160

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29#(B)(D)..	2,532,384	1,397,623

TOTAL RIGHTS

(Cost $–)		1,397,623

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

CONVERTIBLE BOND — 0.0%	Face Amount	Value

INDIA — 0.0%

REI Agro, Ltd. 5.500%, 13/11/14(D)	$723,000	$—

TOTAL CONVERTIBLE BOND

(Cost $723,000)		—

U.S. TREASURY OBLIGATIONS — 10.6%	Face Amount	Value

United States Treasury Bill 4.929%, 08/17/23	$231,232,900	230,693,339

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $230,736,805)		230,693,339

SHORT TERM INVESTMENT — 0.1%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant, 4.730%(F)	1,871,886	1,871,886

TOTAL SHORT TERM INVESTMENT

(Cost $1,871,886)		1,871,886

PURCHASED OPTION — 0.9%		Value

UNITED STATES — 0.9% *

TOTAL PURCHASED OPTIONS

(Cost $45,419,247)		19,024,250

TOTAL INVESTMENTS — 96.3%

(Cost $2,166,625,048)		2,096,525,274

Other Assets and Liabilities, Net — 3.7%		80,397,548

NET ASSETS — 100.0%		$2,176,922,822

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.9%

Put Options

August 2023 Puts on SPX*	582	$2,670,775	$4,100.00	08/18/23	$78,570

November 23 Puts on SPXW*	885	4,061,230	4,560.00	11/30/23	8,673,000

October 23 Puts on SPXW*	1,543	7,080,765	4,450.00	10/31/23	8,825,960

September 23 Puts on SPX*	1,096	5,029,500	4,280.00	09/15/23	1,446,720

		$18,842,270			$19,024,250

TOTAL PURCHASED OPTIONS (Cost $45,419,247)		$18,842,270			$19,024,250

#	Expiration date unavailable.
†	Restricted Equity.
*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2023 was $233,331,772 and represented 10.8% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2023 was $96,580,651 and represents 4.4% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Rate unavailable.
(F)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

SPXW — Standard & Poor’s 500 Index Options Weekly

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

As of July 31, 2023, the Global All-Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at July 31, 2023, were as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value

Common Stock
Artemis Gold, Inc.	5,780,491	11/9/2020	$19,871,566	$22,882,617
Gabriel Resources, Ltd.	60,679,056	5/31/2021	17,344,165	16,565,776

			$37,215,731	$39,448,393

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2022 through July 31, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2023	Dividend/ Interest Income
Aris Mining Corp.
$ —	$10,356,110	$—	$—	$584,912	$10,941,022	$—
Artemis Gold, Inc.
15,179,525	859,567	—	—	6,843,525	22,882,617	—
Astarta Holding NV
2,683,429	—	—	—	2,663,394	5,346,823	355,479
Bear Creek Mining Corp.
1,011,348	—	—	—	500,955	1,512,303	—
Draegerwerk & KGaA
8,911,447	1,785,996	—	—	2,534,503	13,231,946	55,040
Dundee Corp., Cl A
2,184,380	—	—	—	164,129	2,348,509	—
Equinox Gold Corp.
27,125,664	4,289,154	(9,672,770)	(4,495,230)	21,413,025	38,659,843	—
Etalon Group GDR
3,265,360	—	—	—	547,980	3,813,340	—
Fission Uranium Corp.
12,147,939	—	—	—	(1,011,561)	11,136,378	—
Fukuda Corp.
6,745,217	193,384	—	—	507,450	7,446,051	186,593
Gabriel Resources, Ltd.
8,462,598	—	—	—	8,103,178	16,565,776	—
Gabriel Resources, Ltd.
1,176,045	—	—	—	1,126,097	2,302,142	—
Guangshen Railway Co., Ltd., Cl H
6,086,316	—	—	—	6,225,586	12,311,902	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2023 (Unaudited)

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2023	Dividend/ Interest Income
Hemas Holdings PLC
$ 2,415,039	$—	$—	$—	$1,382,826	$3,797,865	$119,034
Hi Sun Technology China, Ltd.
4,982,187	1,811,786	—	—	(1,427,562)	5,366,411	—
Hyundai Department Store Co.
14,500,221	9,649,603	—	—	2,658,535	26,808,359	425,174
International Tower Hill Mines, Ltd.
2,828,815	—	—	—	(176,801)	2,652,014	—
KYORIN Pharmaceutical Holdings, Inc.
13,159,123	8,000,149	—	—	121,962	21,281,234	356,781
Luks Group Vietnam Holdings Co., Ltd.
1,167,243	—	—	—	55,064	1,222,307	23,628
MHP SE (USD Shares) GDR
131,650	—	—	—	28,561	160,211	—
Northern Dynasty Minerals, Ltd. (CAD)
696,128	—	—	—	153,833	849,961	—
Perpetua Resources
5,474,649	—	—	—	3,331,383	8,806,032	—
Seabridge Gold, Inc. (USD)
13,193,507	—	(557,722)	(332,374)	2,849,906	15,153,317	—
Yellow Cake PLC
22,345,720	—	—	—	2,835,723	25,181,443	—
Yoma Strategic Holdings, Ltd.
3,917,710	—	—	—	1,107,159	5,024,869	—

Totals:
$ 179,791,260	$36,945,749	$(10,230,492)	$(4,827,604)	$63,123,762	$264,802,675	$1,521,729

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 77.7%	Shares	Value

AUSTRALIA — 5.1%

Newcrest Mining, Ltd.	1,668,571	$29,599,774

BRAZIL — 0.8%

Centrais Eletricas Brasileiras SA	598,560	4,888,477

CANADA — 15.0%

Barrick Gold Corp.	880,209	15,218,814

Cameco Corp.	225,321	7,922,286

Equinox Gold Corp. * (A)	1,167,521	6,126,906

Ivanhoe Mines, Ltd., Cl A *	856,800	9,083,581

MEG Energy Corp. *	281,750	5,023,276

NexGen Energy, Ltd. *	614,609	3,015,599

Novagold Resources, Inc. *	2,532,092	11,419,735

Pan American Silver Corp.	564,935	9,562,317

Wheaton Precious Metals Corp.	429,679	19,262,510

		86,635,024

CHINA — 6.2%

CGN Power Co., Ltd., Cl H (B)	48,986,000	11,996,982

China Communications Services, Cl H	15,604,000	7,402,942

China Shenhua Energy Co., Ltd., Cl H	991,500	2,962,206

Guangshen Railway Co., Ltd., Cl H (A)	10,554,000	2,774,199

PAX Global Technology, Ltd.	3,664,000	2,969,198

Shanghai Electric Group Co., Ltd., Cl H	12,578,000	3,064,304

Shanghai Mechanical and Electrical Industry, Cl B	4,311,615	4,678,102

		35,847,933

FRANCE — 0.3%

Carrefour SA	84,514	1,690,280

GERMANY — 2.4%

BASF	111,853	5,997,879

K+S	407,556	7,763,505

		13,761,384

HONG KONG — 3.0%

CK Hutchison Holdings, Ltd.	1,459,000	8,998,436

K Wah International Holdings, Ltd.	6,230,000	2,037,018

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

HONG KONG — continued

WH Group, Ltd.	11,138,000	$6,026,793

		17,062,247

INDONESIA — 0.8%

Indofood Sukses Makmur	9,156,100	4,447,509

JAPAN — 5.3%

Inpex Corp.	316,600	4,078,090

Kamigumi Co., Ltd.	169,100	3,920,091

Medipal Holdings	88,900	1,522,545

Mitsubishi Corp.	65,300	3,334,654

Mitsui & Co., Ltd.	40,800	1,589,097

Suzuken Co., Ltd.	289,200	8,434,195

TS Tech Co., Ltd.	227,800	2,938,270

West Japan Railway Co.	115,400	4,739,621

		30,556,563

KAZAKHSTAN — 5.2%

Halyk Savings Bank of Kazakhstan JSC GDR (C)	584,930	8,376,198

NAC Kazatomprom JSC GDR (C)	453,029	12,254,434

NAC Kazatomprom JSC GDR (B)(C)	335,296	9,069,757

		29,700,389

NETHERLANDS — 0.6%

AerCap Holdings *	52,267	3,335,157

RUSSIA — 5.4%

Federal Grid - Rosseti PJSC *(C)(D)	3,021,385,233	1,195,382

Gazprom Neft PJSC (C)(D)	2,817,940	5,285,595

Gazprom PJSC (C)(D)	8,122,810	4,621,104

Lenta International PJSC GDR *(C)(D)	1,271,467	687,355

LSR Group PJSC, Cl A (C)(D)	510,671	1,293,403

Moscow Exchange MICEX-RTS PJSC (C)(D)	5,746,159	2,497,184

Polyus PJSC GDR *(C)(D)	249,258	4,898,667

RusHydro PJSC (C)(D)	991,278,397	2,744,248

Sberbank of Russia PJSC (C)(D)	8,292,394	7,182,524

VTB Bank PJSC *(C)(D)	11,647,406,497	990,188

		31,395,650

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

SINGAPORE — 2.7%

Golden Agri-Resources, Ltd. (A)	83,031,200	$15,610,303

SOUTH AFRICA — 4.1%

Gold Fields, Ltd.	629,804	9,681,382

Harmony Gold Mining Co., Ltd. ADR	666,612	2,859,766

Impala Platinum Holdings, Ltd.	1,498,184	10,806,779

		23,347,927

SOUTH KOREA — 14.9%

DL E&C Co., Ltd.	188,490	4,525,002

GS Holdings	94,295	2,788,939

Hana Financial Group	137,196	4,230,026

Hyundai Mobis, Co., Ltd.	34,054	6,224,910

Korea Electric Power Corp.	527,513	7,950,045

Korea Electric Power Corp. ADR	319,396	2,427,410

KT Corp.	706,087	16,341,401

KT Corp. ADR	940,730	11,034,763

LG Corp.	131,305	8,601,551

LG Uplus Corp.	2,091,992	16,428,698

Lotte Chemical Corp.	43,113	5,093,805

		85,646,550

THAILAND — 0.5%

Kasikornbank PLC	773,000	2,845,503

UKRAINE — 0.5%

MHP SA GDR * (A)(C)	792,536	2,845,204

UNITED KINGDOM — 2.9%

Fresnillo PLC	794,018	6,299,482

Yellow Cake PLC * (A)(B)	1,862,482	10,316,182

		16,615,664

UNITED STATES — 2.0%

Royal Gold, Inc.	94,398	11,340,976

TOTAL COMMON STOCK (Cost $486,411,169)		447,172,514

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2023 (Unaudited)

PREFERRED STOCK — 2.8%	Shares	Value

BRAZIL — 1.8%

Petroleo Brasileiro 0.000%(E)	1,538,800	$10,126,874

SOUTH KOREA — 1.0%

Hyundai Motor Co., Series 2 4.170%	70,222	5,971,886

TOTAL PREFERRED STOCK
(Cost $10,980,366)		16,098,760

UNIT TRUST FUND — 1.0%

CANADA — 1.0%

Sprott Physical Uranium Trust	432,844	5,626,168

TOTAL UNIT TRUST FUND (Cost $5,079,566)		5,626,168

U.S. TREASURY OBLIGATIONS — 14.5%	Face Amount

United States Treasury Bills

5.151%, 09/14/23(F)	$59,842,000	59,457,100

5.013%, 08/24/23(F)	24,492,600	24,410,278

TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,886,163)		83,867,378

SHORT TERM INVESTMENT — 0.2%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant, 4.730%(G)	978,766	978,766

TOTAL SHORT TERM INVESTMENT
(Cost $978,766)		978,766

PURCHASED OPTION — 0.9%		Value

UNITED STATES — 0.9%

TOTAL PURCHASED OPTIONS (Cost $9,704,443)		5,147,320

TOTAL INVESTMENTS — 97.1% (Cost $597,040,473)		558,890,906

Other Assets and Liabilities, Net — 2.9%		16,769,291

NET ASSETS — 100.0%		$575,660,197

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.9%

Put Options

November 23 Puts on SPXW*	240	$110,135,040	$4,560.00	11/30/23	$2,352,000

October 23 Puts on SPXW*	419	192,277,424	4,450.00	10/31/23	2,396,680

September 23 Puts on SPX*	302	138,586,592	4,280.00	09/15/23	398,640

		$440,999,056			$5,147,320

TOTAL PURCHASED OPTIONS (Cost $9,704,443)		$440,999,056			$5,147,320

(A)	Affiliated investment.
*	Non-income producing security.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2023 was $31,382,921 and represents 5.5% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2023 was $63,941,243 and represented 11.1% of Net Assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Rate unavailable.
(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

SPXW — Standard & Poor’s 500 Index Options Weekly

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2023 (Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2022 through July 31, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2023	Dividend/ Interest Income
Equinox Gold Corp.
$ 1,476,188	$4,295,539	$(2,502,984)	$489,008	$2,369,155	$6,126,906	$—
Golden Agri-Resources, Ltd.
12,651,076	6,691,325	(2,754,489)	290,422	(1,268,031)	15,610,303	884,913
Guangshen Railway Co., Ltd., Cl H
1,409,092	—	(80,751)	22,707	1,423,151	2,774,199	—
MHP SA GDR
2,337,981	—	—	—	507,223	2,845,204	—
Yellow Cake PLC
6,161,535	2,880,502	—	—	1,274,145	10,316,182	—

Totals:
$ 24,035,872	$13,867,366	$(5,338,224)	$802,137	$4,305,643	$37,672,794	$884,913

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-1700